Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 10, 2020	Oct. 31, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Total stock-based compensation expense				$ 0	$ 3,760	$ 1,986
Subsequent Event
Subsequent Event [Line Items]
Employee stock based compensation stock option grants			1,098,770
Non employee stock based compensation stock option grants			157,500
Weighted average grant date fair value per share granted			$ 4.80
Stockholders' Equity, Reverse Stock Split	1-for-2
Reverse stock split, effective date	Jul. 14, 2020
Subsequent Event | Loan Agreement With EWB [Member]
Subsequent Event [Line Items]
Debt instrument maturity month and year			2021-05
Subsequent Event | Non Executive Employee
Subsequent Event [Line Items]
Total stock-based compensation expense		$ 0
Period of extension under separation agreement		8 months 15 days